Acuity DC Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
Schedule of Fair Value of Net Assets of the Acuity DC Trust	The fair values of the net assets of the Acuity DC Trust and each plan's interest in those assets as of December 31, 2025 and 2024 are presented below:

		Plan’s Interest in Master Trust Balances
	2025	Plan	Plan	Plan
	Master Trust Balances	No. 033	No. 067	No. 070
Mutual funds	$268,971,306	$249,073,238	$7,282,552	$12,615,516
Self-directed brokerage accounts	51,679,977	51,279,987	—	399,990
Acuity stock fund	14,081,073	13,181,889	209,068	690,116
Common/collective trusts	337,923,055	319,516,197	14,842,438	3,564,420
Total investments at fair value	672,655,411	633,051,311	22,334,058	17,270,042
Unallocated cash	14,973	2,586	—	12,387
Accrued income and pending trades	8,550	4,596	3,743	211
Acuity DC Trust at fair value	672,678,934	633,058,493	22,337,801	17,282,640
Invesco Stable Value Fund at contract value	36,790,940	30,479,381	1,722,401	4,589,158
Key Guaranteed Portfolio Fund at contract value	2,212,798	1,977,966	234,832	—
Plan interest in Acuity DC Trust	$711,682,672	$665,515,840	$24,295,034	$21,871,798

		Plan’s Interest in Master Trust Balances
	2024	Plan	Plan	Plan
	Master Trust Balances	No. 033	No. 067	No. 070
Mutual funds	$238,564,816	$222,519,917	$4,936,411	$11,108,488
Self-directed brokerage accounts	53,351,894	52,973,045	—	378,849
Acuity stock fund	11,854,007	11,128,543	191,572	533,892
Common/collective trusts	205,848,129	193,956,586	9,023,569	2,867,974
Total investments at fair value	509,618,846	480,578,091	14,151,552	14,889,203
Unallocated cash	157,242	43,071	114,171	—
Accrued income and pending trades	3,414	1,535	1,834	45
Acuity DC Trust at fair value	509,779,502	480,622,697	14,267,557	14,889,248
Invesco Stable Value Fund at contract value	40,077,315	32,955,615	1,650,199	5,471,501
Plan interest in Acuity DC Trust	$549,856,817	$513,578,312	$15,917,756	$20,360,749